Segmented information - Segmented Information (Details) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2021 CAD ($) segment	Dec. 31, 2020 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment			3
Disclosure of operating segments [line items]
Operating revenues			$ 23,449	$ 22,883
Operating costs			(13,556)	(13,276)
Segment profit			9,893	9,607
Severance, acquisition and other costs			(209)	(116)
Depreciation and amortization			(4,609)	(4,404)
Finance costs
Interest expense			(1,082)	(1,110)
Interest on post-employment benefit obligations			(20)	(46)
Impairment of assets			(197)	(472)
Other income (expense)			160	(194)
Income taxes			(1,044)	(792)
Net earnings from continuing operations			2,892	2,473
Net earnings from discontinued operations			0	226
Total net (losses) income			2,892	2,699
Goodwill			10,572	10,604
Indefinite-life intangible assets			9,775	7,840
Capital expenditures			4,837	4,202
Operating Service
Disclosure of operating segments [line items]
Operating revenues			20,350	19,832
Total products
Disclosure of operating segments [line items]
Operating revenues			3,099	3,051
BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues			8,948	8,630
Finance costs
Goodwill			3,046	3,046
Indefinite-life intangible assets			6,148	4,063
Capital expenditures			1,120	916
BELL WIRELESS | Operating Service
Disclosure of operating segments [line items]
Operating revenues			6,355	6,122
BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues			11,820	11,884
Finance costs
Goodwill			4,580	4,612
Indefinite-life intangible assets			1,692	1,692
Capital expenditures			3,597	3,161
BELL WIRELINE | Operating Service
Disclosure of operating segments [line items]
Operating revenues			11,314	11,341
BELL WIRELINE | Total products
Disclosure of operating segments [line items]
Operating revenues			506	543
BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues			2,681	2,369
Finance costs
Impairment of assets	$ (163)	$ (452)
Goodwill			2,946	2,946
Indefinite-life intangible assets			1,935	2,085
Capital expenditures			120	125
BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues			2,681	2,369
BELL MEDIA | Total products
Disclosure of operating segments [line items]
Operating revenues			0	0
Intersegment eliminations
Disclosure of operating segments [line items]
Operating revenues			(764)	(756)
Operating costs			764	756
Finance costs
Capital expenditures			0	0
Intersegment eliminations | Operating Service
Disclosure of operating segments [line items]
Operating revenues			(758)	(749)
Intersegment eliminations | Total products
Disclosure of operating segments [line items]
Operating revenues			(6)	(7)
Intersegment eliminations | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues			51	53
Intersegment eliminations | BELL WIRELESS | Operating Service
Disclosure of operating segments [line items]
Operating revenues			45	47
Intersegment eliminations | BELL WIRELESS | Total products
Disclosure of operating segments [line items]
Operating revenues			6	6
Intersegment eliminations | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues			358	322
Intersegment eliminations | BELL WIRELINE | Operating Service
Disclosure of operating segments [line items]
Operating revenues			358	321
Intersegment eliminations | BELL WIRELINE | Total products
Disclosure of operating segments [line items]
Operating revenues			0	1
Intersegment eliminations | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues			355	381
Intersegment eliminations | BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues			355	381
Intersegment eliminations | BELL MEDIA | Total products
Disclosure of operating segments [line items]
Operating revenues			0	0
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues			8,999	8,683
Operating costs			(5,146)	(5,017)
Segment profit			3,853	3,666
Operating segments | BELL WIRELESS | Operating Service
Disclosure of operating segments [line items]
Operating revenues			6,400	6,169
Operating segments | BELL WIRELESS | Total products
Disclosure of operating segments [line items]
Operating revenues			2,599	2,514
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues			12,178	12,206
Operating costs			(6,863)	(6,960)
Segment profit			5,315	5,246
Operating segments | BELL WIRELINE | Operating Service
Disclosure of operating segments [line items]
Operating revenues			11,672	11,662
Operating segments | BELL WIRELINE | Total products
Disclosure of operating segments [line items]
Operating revenues			506	544
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues			3,036	2,750
Operating costs			(2,311)	(2,055)
Segment profit			725	695
Operating segments | BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues			3,036	2,750
Operating segments | BELL MEDIA | Total products
Disclosure of operating segments [line items]
Operating revenues			$ 0	$ 0